Financial instruments and financial risk management (Tables)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Disclosure of maturity analysis for derivative financial liabilities [Table Text Block]
	Within one	Between one
	year	and five	More than
		years	five years
Trade payables and accrued liabilities	$144,982	$-	$-

Disclosure of financial assets [Table Text Block]
	December 31,	December 31,
	2017	2016
Cash and cash equivalents	$4,066,588	$85,758
Loans and receivables:
Reclamation deposits	187,900	187,900
	$4,254,488	$273,658

Disclosure of financial liabilities [Table Text Block]
	December 31,	December 31,
	2017	2016
Non-derivative financial liabilities:
Trade payables and accrued liabilities	$144,982	$14,970

Disclosure of fair value measurement of assets [Table Text Block]
	As at December 31, 2017
	Level 1	Level 2	Level 3
Cash	$4,066,588	$-	$-

	As at December 31, 2016
	Level 1	Level 2	Level 3
Cash	$85,758	$-	$-